FINANCIAL ASSETS MEASURED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Amortized cost	R$ 145,992,532	R$ 165,461,183
Fair value	138,998,105	156,292,584
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Amortized cost	28,535,677	51,518,105
Fair value	28,429,036	51,438,404
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Amortized cost	47,427,746	38,658,601
Fair value	46,441,083	37,659,332
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Amortized cost	36,627,270	36,055,172
Fair value	34,985,787	34,657,222
Later than ten years [member]
IfrsStatementLineItems [Line Items]
Amortized cost	26,727,282	27,518,943
Fair value	23,301,124	23,021,169
No Stated Maturity [Member]
IfrsStatementLineItems [Line Items]
Amortized cost	6,674,557	11,710,362
Fair value	R$ 5,841,075	R$ 9,516,457